Convertible Notes (Details) - Schedule of net carrying amount of liability	6 Months Ended
Sep. 30, 2021 USD ($)
Convertible Notes (Details) - Schedule of net carrying amount of liability [Line Items]
Convertible Notes - short-term
Principal outstanding [Member]
Convertible Notes (Details) - Schedule of net carrying amount of liability [Line Items]
Convertible Notes - short-term
Unamortized issuance cost [Member]
Convertible Notes (Details) - Schedule of net carrying amount of liability [Line Items]
Convertible Notes - short-term